Debt and Financing Arrangements (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Oct. 18, 2011	Jul. 29, 2011 Bank
Long-term debt
Total long-term debt		$ 2,070,543,000	$ 1,304,039,000
Current portion of long-term debt		50,000,000	0
Total long-term debt less current portion		2,020,543,000	1,304,039,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes					3.50%
Proceeds from long-term debt - net		748,560,000	400,000,000	0
Debt and Financing Arrangements (Additional Textual) [Abstract]
Notional amount of cash flow hedge instruments	500,000,000
Cash received on early termination of interest rate swap	27,000,000
Interest receivable on early termination of interest rate swap	3,100,000
Gain on early termination agreement	23,900,000
Unamortized benefit		21,900,000
Percentage ownership of wholly-owned subsidiaries					100.00%
Fair value adjustment of the interest rate swap			4,000,000
Number of banks						10
Revolving credit facility maximum borrowing capacity						1,000,000,000
Interest paid		86,600,000	62,100,000	76,500,000
Outstanding standby letters of credit		7,800,000
Interest rate contracts [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Notional amount		0	376,000,000
Cash Flow Hedging [Member] | Interest rate contracts [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Termination loss on interest rate swap	6,200,000
4.78% Senior Notes due June 1, 2014 [Member]
Long-term debt
Company issued Senior Notes		100,000,000	100,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		4.78%	4.78%
6.12% Senior Notes due November 1, 2015 [Member]
Long-term debt
Company issued Senior Notes		24,000,000	24,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		6.12%	6.12%
6.63% Senior Notes due November 1, 2018 [Member]
Long-term debt
Company issued Senior Notes		397,906,000	380,039,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		6.63%	6.63%
3.50% Notes due October 15, 2021 [Member]
Long-term debt
Notes Payable, Noncurrent		748,637,000	0
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		3.50%	3.50%		3.50%
Notes including Unamortized Discount					750,000,000
Unamortized discount					1,400,000
Effective rate of notes		3.52%
Proceeds from long-term debt - net	748,600,000
5.55% Senior Notes due April 1, 2022 [Member]
Long-term debt
Company issued Senior Notes		400,000,000	400,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		5.55%	5.55%
First period payment of Senior Notes		50,000,000
4.50% Senior Notes due June 1, 2025 [Member]
Long-term debt
Company issued Senior Notes		400,000,000	400,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes		4.50%	4.50%
First period payment of Senior Notes		$ 100,000,000